Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to Non-Cancelable Leases

A summary of supplemental information related to non-cancelable leases as of December 31, 2025 is as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2025
Operating lease ROU assets	39,695	37,329
Operating lease liabilities	40,765	39,758
Operating leases - Weighted average remaining lease term	3.01 years	2.13 years
Operating leases - Weighted average discount rate	3.6%	3.3%

Schedule of Operating Leases

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2025
Operating lease cost	18,970	18,323
Short-term lease cost	335	167
Total	19,305	18,490
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	18,230	17,761
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	41,652	18,466

Schedule of Maturity of Operating Lease Liabilities

As of December 31, 2025, the maturity of operating lease liabilities under the Group’s operating leases is as follows:

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Less than 1 year	15,557	20,319
1-2 year	13,389	16,037
2-3 year	11,483	4,869
3-4 year	2,482	38
Subtotal	42,911	41,263
Less: imputed interest	2,146	1,505
Present value of operating lease liabilities	40,765	39,758